Right-of -Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 148	¥ 100
Inception of new leases	257	109
Depreciation charge	(86)	(61)
Disposal	(8)
Ending balance	311	148
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	136	100
Inception of new leases	257	89
Depreciation charge	(76)	(53)
Disposal	(8)
Ending balance	309	136
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	12
Inception of new leases		20
Depreciation charge	(10)	(8)
Ending balance	¥ 2	¥ 12